Document and Entity Information	Apr. 26, 2018
Prospectus:
Document Type	497
Document Period End Date	Apr. 26, 2018
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Apr. 26, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018
Dreyfus Opportunistic Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Class I
Prospectus:
Trading Symbol	DSTRX
Dreyfus Opportunistic Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSTYX